Chou Equity Opportunity Fund
RISK/RETURN
Investment Objective
The investment objective of the Chou Equity Opportunity Fund (“Equity Opportunity Fund”) is long-term growth of capital.
Fees and Expenses of the Equity Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Equity Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Equity Opportunity Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.37%
Total Annual Fund Operating Expenses	[1]	2.37%
Waivers and Reimbursements	[1]	(0.87%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1][2]	1.50%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Equity Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). The Equity Opportunity Fund may repay Chou for fees waived and expenses reimbursed by Chou pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board and (3) overall expenses fall below the lesser of the Equity Opportunity Fund's then current expense cap or the expense cap in effect at the time of such reimbursement. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Expense Example
This Example below is intended to help you compare the cost of investing in the Equity Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Equity Opportunity Fund for the periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Equity Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Equity Opportunity Fund	153	656	1,187	2,640

Portfolio Turnover
The Equity Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Equity Opportunity Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Equity Opportunity Fund will invest at least 80% of its net assets in equity securities and financial instruments that provide exposure to equity securities.  The Equity Opportunity Fund seeks to invest in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value.  The Equity Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital.  Once an investment is made, the Equity Opportunity Fund expects to be a patient, long-term investor.  Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates.  The equity securities in which the Equity Opportunity Fund invests include common and preferred shares, convertible stocks, American Depositary Receipts, pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Equity Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Equity Opportunity Fund may invest up to 20% of its net assets in debt securities, including government and corporate bonds, high yield bonds, asset backed securities and repurchase agreements.  Chou may decide to maintain a large portion of the Equity Opportunity Fund’s debt investments in short-term fixed income securities during periods of high market valuations and volatility.  This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Equity Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Equity Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Equity Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Equity Opportunity Fund may invest in bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The debt securities which the Equity Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”).  The Equity Opportunity Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds” or distressed debt.

Principal Investment Risks
The greatest risk of investing in the Equity Opportunity Fund is that you could lose money.  There can be no assurance that the Equity Opportunity Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Equity Opportunity Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Equity Opportunity Fund.  Investments in the Equity Opportunity Fund are subject to the following principal risks:

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

•
Below-Investment Grade Securities Risk is the risk that the market values for the Equity Opportunity Fund’s investments in below-investment grade securities may be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Equity Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Equity Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency, or index may result in a substantial gain or loss for the Equity Opportunity Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Equity Opportunity Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Equity Opportunity Fund’s risk of loss and potential for gain.

>
Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•
Distressed Securities Risk is the risk that the Equity Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Equity Security Risk includes the risk of a broad stock market decline or a decline in particular holdings.  The value of a security also may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

>
Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality

>
Interest Rate Risk - The value of the Equity Opportunity Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Equity Opportunity Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

>
Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Equity Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions, or foreign law changes.  In addition, the Equity Opportunity Fund’s value may be affected by market timing in foreign markets.

•
Hedging Risk is the risk that investments made by the Equity Opportunity Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Equity Opportunity Fund purchase put options to hedge risk, the Equity Opportunity Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Equity Opportunity Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

•
Liquidity Risk is the risk that the Equity Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

•
Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Equity Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Equity Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

•
Short Selling Risk is the risk that the Equity Opportunity Fund may incur a loss by borrowing a security and then selling it.  If the Equity Opportunity Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Equity Opportunity Fund will profit on the difference.  If the current market price is greater when the time comes to buy back the security plus accrued interest, the Equity Opportunity Fund will incur a loss on the transaction.  The Equity Opportunity Fund’s use of short sales also may involve additional transactions costs and other expenses.

•
Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Performance Information
Performance information for the Equity Opportunity Fund is not provided because the Equity Opportunity Fund does not yet have performance for a complete calendar year.
Chou Income Opportunity Fund
RISK/RETURN
Investment Objective
The investment objective of the Chou Income Opportunity Fund (“Income Opportunity Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.

Fees and Expenses of the Income Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Income Opportunity Fund CHOU INCOME OPPORTUNITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Income Opportunity Fund CHOU INCOME OPPORTUNITY FUND
Management Fees	[1]	1.00%
Distribution and/or Service(12b-1) Fees	[1]	none
Other Expenses	[1]	2.62%
Total Annual Fund Operating Expenses	[1]	3.62%
Waivers and Reimbursements	[1]	(2.12%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1][2]	1.50%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Income Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). The Income Opportunity Fund may repay Chou for fees waived and expenses reimbursed by Chou pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board and (3) overall expenses fall below the lesser of the Income Opportunity Fund's then current expense cap or the expense cap in effect at the time of such reimbursement. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Expense Example
This Example below is intended to help you compare the cost of investing in the Income Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Income Opportunity Fund for the periods indicated and then redeem all of your shares at the end of the periods.  The Example also assumes that your investment has a 5% return each year and the Income Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Income Opportunity Fund CHOU INCOME OPPORTUNITY FUND	153	912	1,693	3,742

Portfolio Turnover
The Income Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Income Opportunity Fund’s performance. During the most recent fiscal year, the Income Opportunity Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Income Opportunity Fund will invest at least 80% of its net assets in fixed income securities and financial instruments that provide exposure to fixed income securities.  The Income Opportunity Fund’s fixed income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, mortgage or asset-backed securities, convertible securities and preferred convertible securities.  The Income Opportunity Fund invests in fixed income securities in both developed markets and emerging markets.

The Income Opportunity Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade.  These are securities generally rated in the lower rating categories (“Ca” or lower by Moody’s Investors Service (“Moody’s”) or “CC” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Opportunity Fund’s assets in short-term fixed income securities during periods of high market valuations and volatility.  This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Income Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.  In addition, the Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Opportunity Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts, pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

Principal Investment Risks
The greatest risk of investing in the Income Opportunity Fund is that you could lose money.  There can be no assurance that the Income Opportunity Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Income Opportunity Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Opportunity Fund.  Investments in the Income Opportunity Fund are subject to the following principal risks:

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

•
Below-Investment Grade Securities Risk is the risk that the market values for the Income Opportunity Fund’s investments in below-investment grade securities may be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Income Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Income Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency, or index may result in a substantial gain or loss for the Income Opportunity Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Income Opportunity Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Income Opportunity Fund’s risk of loss and potential for gain.

>
Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•
Distressed Securities Risk is the risk that the Income Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Equity Security Risk includes the risk of a broad stock market decline or a decline in particular holdings.  The value of a security also may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

>
Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

>
Interest Rate Risk - The value of the Income Opportunity Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Income Opportunity Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

>
Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions, or foreign law changes.  In addition, the Income Fund’s value may be affected by market timing in foreign markets.

•
Hedging Risk is the risk that investments made by the Income Opportunity Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Income Opportunity Fund purchase put options to hedge risk, the Income Opportunity Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Income Opportunity Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

•
Liquidity Risk is the risk that the Income Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

•
Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-back securities, making them more sensitive to changes in interest rates.  Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

•
Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Income Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Performance Information
Performance information for the Income Opportunity Fund is not provided because the Income Opportunity Fund does not yet have performance for a complete calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Chou America Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001486174
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Chou Equity Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Equity Opportunity Fund (“Equity Opportunity Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Equity Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Equity Opportunity Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example below is intended to help you compare the cost of investing in the Equity Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Equity Opportunity Fund for the periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Equity Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Equity Opportunity Fund will invest at least 80% of its net assets in equity securities and financial instruments that provide exposure to equity securities.  The Equity Opportunity Fund seeks to invest in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value.  The Equity Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital.  Once an investment is made, the Equity Opportunity Fund expects to be a patient, long-term investor.  Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates.  The equity securities in which the Equity Opportunity Fund invests include common and preferred shares, convertible stocks, American Depositary Receipts, pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Equity Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Equity Opportunity Fund may invest up to 20% of its net assets in debt securities, including government and corporate bonds, high yield bonds, asset backed securities and repurchase agreements.  Chou may decide to maintain a large portion of the Equity Opportunity Fund’s debt investments in short-term fixed income securities during periods of high market valuations and volatility.  This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Equity Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Equity Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Equity Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Equity Opportunity Fund may invest in bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The debt securities which the Equity Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”).  The Equity Opportunity Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds” or distressed debt.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Equity Opportunity Fund is that you could lose money.  There can be no assurance that the Equity Opportunity Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Equity Opportunity Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Equity Opportunity Fund.  Investments in the Equity Opportunity Fund are subject to the following principal risks:

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

•
Below-Investment Grade Securities Risk is the risk that the market values for the Equity Opportunity Fund’s investments in below-investment grade securities may be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Equity Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Equity Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency, or index may result in a substantial gain or loss for the Equity Opportunity Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Equity Opportunity Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Equity Opportunity Fund’s risk of loss and potential for gain.

>
Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•
Distressed Securities Risk is the risk that the Equity Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Equity Security Risk includes the risk of a broad stock market decline or a decline in particular holdings.  The value of a security also may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

>
Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality

>
Interest Rate Risk - The value of the Equity Opportunity Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Equity Opportunity Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

>
Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Equity Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions, or foreign law changes.  In addition, the Equity Opportunity Fund’s value may be affected by market timing in foreign markets.

•
Hedging Risk is the risk that investments made by the Equity Opportunity Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Equity Opportunity Fund purchase put options to hedge risk, the Equity Opportunity Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Equity Opportunity Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

•
Liquidity Risk is the risk that the Equity Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

•
Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Equity Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Equity Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

•
Short Selling Risk is the risk that the Equity Opportunity Fund may incur a loss by borrowing a security and then selling it.  If the Equity Opportunity Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Equity Opportunity Fund will profit on the difference.  If the current market price is greater when the time comes to buy back the security plus accrued interest, the Equity Opportunity Fund will incur a loss on the transaction.  The Equity Opportunity Fund’s use of short sales also may involve additional transactions costs and other expenses.

•
Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Equity Opportunity Fund is that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Equity Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Equity Opportunity Fund is not provided because the Equity Opportunity Fund does not yet have performance for a complete calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Equity Opportunity Fund is not provided because the Equity Opportunity Fund does not yet have performance for a complete calendar year.
Chou Equity Opportunity Fund | Chou Equity Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,640
Chou Income Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Chou Income Opportunity Fund (“Income Opportunity Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Income Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Income Opportunity Fund’s performance. During the most recent fiscal year, the Income Opportunity Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example below is intended to help you compare the cost of investing in the Income Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Income Opportunity Fund for the periods indicated and then redeem all of your shares at the end of the periods.  The Example also assumes that your investment has a 5% return each year and the Income Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Income Opportunity Fund will invest at least 80% of its net assets in fixed income securities and financial instruments that provide exposure to fixed income securities.  The Income Opportunity Fund’s fixed income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, mortgage or asset-backed securities, convertible securities and preferred convertible securities.  The Income Opportunity Fund invests in fixed income securities in both developed markets and emerging markets.

The Income Opportunity Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade.  These are securities generally rated in the lower rating categories (“Ca” or lower by Moody’s Investors Service (“Moody’s”) or “CC” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Opportunity Fund’s assets in short-term fixed income securities during periods of high market valuations and volatility.  This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Income Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.  In addition, the Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Opportunity Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts, pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Income Opportunity Fund is that you could lose money.  There can be no assurance that the Income Opportunity Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Income Opportunity Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Opportunity Fund.  Investments in the Income Opportunity Fund are subject to the following principal risks:

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

•
Below-Investment Grade Securities Risk is the risk that the market values for the Income Opportunity Fund’s investments in below-investment grade securities may be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Income Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Income Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency, or index may result in a substantial gain or loss for the Income Opportunity Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Income Opportunity Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Income Opportunity Fund’s risk of loss and potential for gain.

>
Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•
Distressed Securities Risk is the risk that the Income Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Equity Security Risk includes the risk of a broad stock market decline or a decline in particular holdings.  The value of a security also may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

>
Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

>
Interest Rate Risk - The value of the Income Opportunity Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Income Opportunity Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

>
Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions, or foreign law changes.  In addition, the Income Fund’s value may be affected by market timing in foreign markets.

•
Hedging Risk is the risk that investments made by the Income Opportunity Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Income Opportunity Fund purchase put options to hedge risk, the Income Opportunity Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Income Opportunity Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

•
Liquidity Risk is the risk that the Income Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

•
Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-back securities, making them more sensitive to changes in interest rates.  Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

•
Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Income Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Income Opportunity Fund is that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Income Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Income Opportunity Fund is not provided because the Income Opportunity Fund does not yet have performance for a complete calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Income Opportunity Fund is not provided because the Income Opportunity Fund does not yet have performance for a complete calendar year.
Chou Income Opportunity Fund | CHOU INCOME OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,742

[1]	Expense information in the table has been restated to reflect current fees.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Equity Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). The Equity Opportunity Fund may repay Chou for fees waived and expenses reimbursed by Chou pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board and (3) overall expenses fall below the lesser of the Equity Opportunity Fund's then current expense cap or the expense cap in effect at the time of such reimbursement. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.
[3]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Income Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). The Income Opportunity Fund may repay Chou for fees waived and expenses reimbursed by Chou pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board and (3) overall expenses fall below the lesser of the Income Opportunity Fund's then current expense cap or the expense cap in effect at the time of such reimbursement. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.